Accounts Receivable - EPC Services (Details) $ in Thousands		1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		24 Months Ended
	Dec. 21, 2016 USD ($) MW	Oct. 31, 2014 MW	Dec. 31, 2014 USD ($) MW	Apr. 30, 2017 item	Dec. 31, 2016 USD ($) MW	Dec. 31, 2015 USD ($) MW	Dec. 31, 2016 USD ($)	Feb. 23, 2016 USD ($)	Dec. 31, 2013 USD ($)
Sales and leaseback arrangements
Bad debt allowance			$ 766		$ 20,566	$ 36,553	$ 20,566		$ 5,887
Finance lease receivable					$ 35,348	30,322	35,348
Zhongwei Hanky Wiye Solar Co Ltd
Sales and leaseback arrangements
Accounts receivable, Gross						37,050
Zhongwei Hanky Wiye Solar Co Ltd | EPC Sales and leaseback arrangement
Sales and leaseback arrangements
Power generating capacity (in megawatt) | MW					30
Zhongwei Hanky Wiye Solar Co Ltd | Arose from EPC service revenue
Sales and leaseback arrangements
Accounts receivable, Gross					$ 34,049		34,049
Bad debt allowance					$ 16,220	17,385	16,220
Number of lawsuits filed against project owner of Zhongwei | item				2
Amount of assets froze on project owner's asset for overdue receivable	$ 7,964,000
Power generating capacity (in megawatt) | MW	30
Xinyu Realforce Energy Co., Ltd. | EPC Sales and leaseback arrangement
Sales and leaseback arrangements
Power generating capacity (in megawatt) | MW			21
Xinyu Realforce Energy Co., Ltd. | Realforce sales and leaseback arrangement
Sales and leaseback arrangements
Finance lease receivable								$ 11,523
Gain or loss recognized in sales and leaseback arrangement							0
Percentage of shares pledged to secure obligations					100.00%
Xinyu Realforce Energy Co., Ltd. | Arose from EPC service revenue
Sales and leaseback arrangements
Accounts receivable, Gross					$ 700	$ 12,964	700
Xinyu Realforce Energy Co., Ltd. | Arose from EPC service revenue | EPC Sales and leaseback arrangement
Sales and leaseback arrangements
Fair value of solar PV components sold to the company					$ 10,806		10,806
Lease term of sales and leaseback arrangement (in years)					10 years
Annual interest rate of sales and leaseback arrangement					10.00%
Finance lease receivable					$ 10,806		10,806
Alxa League Zhiwei Photovoltaic Power Generation Co Ltd | EPC Sales and leaseback arrangement
Sales and leaseback arrangements
Power generating capacity (in megawatt) | MW		30
Power generating capacity, construction completed (in megawatt) | MW						20
Alxa League Zhiwei Photovoltaic Power Generation Co Ltd | Arose from EPC service revenue
Sales and leaseback arrangements
Accounts receivable, Gross					0	$ 25,936	0
Bad debt allowance					0	$ 15,279	0
Alxa League Zhiwei Photovoltaic Power Generation Co Ltd | Arose from EPC service revenue | EPC Sales and leaseback arrangement
Sales and leaseback arrangements
Fair value of solar PV components sold to the company					$ 28,854		28,854
Lease term of sales and leaseback arrangement (in years)					10 years
Annual interest rate of sales and leaseback arrangement					12.00%
Finance lease receivable					$ 25,254		$ 25,254
Gain or loss recognized in sales and leaseback arrangement					$ 0
Percentage of shares pledged to secure obligations					100.00%